UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna                 New York, NY             05/15/07
---------------                 ------------             --------
  [Signature]                   [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         45
Form 13F Information Table Value Total:         1,118,763
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 11760                      RCM Advisors, LLC

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
                                                               VALUE      SHRS OR SH/ PUT/ INVSTMNT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE RESIDENTIAL COMMUNITIES  COM              008273104   16,441  1,355,438 SH      DEFINED     01    1,355,438
AQUILA INC                          COM              03840P102    9,657  2,310,229 SH      DEFINED     01    2,310,229
ARMSTRONG WORLD INDUSTRIES          COM              04247X102   13,272    261,000 SH      DEFINED     01      261,000
ASE TEST LIMITED                    COM              Y02516105    1,423    125,000 SH      DEFINED     01      125,000
ASSISTED LIVING CONCEPTS            COM              04544X102   24,780  2,100,000 SH      DEFINED     01    2,100,000
ATLAS AMERICA INC                   COM              049167109   13,685    242,263 SH      DEFINED     01      242,263
BUCYRUS INTERNATIONAL INC           COM              118759109   14,806    287,500 SH      DEFINED     01      287,500
CATALINA MARKETING CORPORATION      COM              148867104    9,082    287,600 SH      DEFINED     01      287,600
CMS ENERGY CORP                     COM              125896100    4,450    250,000 SH      DEFINED     01      250,000
CONSOL ENERGY INC                   COM              20854p109   17,413    445,000 SH      DEFINED     01      445,000
CONSTELLATION ENERGY                COM              210371100   18,260    210,000 SH      DEFINED     01      210,000
CSK AUTO CORPORATION                COM              125965103    4,386    255,000 SH      DEFINED     01      255,000
CVS CORP                            COM              126650100   10,993    322,000 SH      DEFINED     01      322,000
DOMTAR CORPORATION                  COM              257559104   21,413  2,300,000 SH      DEFINED     01    2,300,000
EQUITABLE RESOURCES INC             COM              294549100   13,530    280,000 SH      DEFINED     01      280,000
FEDERATED DEPARTMENT STORES         COM              31410H101    5,631    125,000 SH      DEFINED     01      125,000
FIRST DATA CORP                     COM              319963104   17,302    643,200 SH      DEFINED     01      643,200
HORIZON LINES INC                   COM              44044K101   20,962    638,700 SH      DEFINED     01      638,700
ICO GLOBAL COMMUNICATIONS           COM              44930K108    1,755    450,000 SH      DEFINED     01      450,000
ISHARES TR DJ US REAL EST           COM              464287739   23,082    270,000 PUT     DEFINED     01      270,000
ISHARES TR RUSSELL 2000             COM              464287655  363,330  4,500,000 PUT     DEFINED     01    4,500,000
ISHARES TR RUSSELL 2000             COM              464287655  161,480  2,000,000 CALL    DEFINED     01    2,000,000
LAUREATE EDUCATION INC              COM              518613104   20,227    343,000 SH      DEFINED     01      343,000
LAUREATE EDUCATION INC              COM              518613104   10,127    171,500 PUT     DEFINED     01      171,500
MI DEVELOPMENTS INC                 COM              55304X104    3,010     80,500 SH      DEFINED     01       80,500
NOVELIS INC                         COM              67000X106   24,790    562,000 SH      DEFINED     01      562,000
NOVELIS INC                         COM              67000X106   53,532  1,200,000 CALL    DEFINED     01    1,200,000
NRG ENERGY INC                      COM              629377508   23,269    323,000 SH      DEFINED     01      323,000
OSI RESTAURANT PARTNERS INC         COM              67104A101   13,934    350,000 CALL    DEFINED     01      350,000
QUANTA SERVICES                     COM              74762E102    2,585    102,500 SH      DEFINED     01      102,500
RAM ENERGY RESOURCES CW08           *W EXP 05/11/200 75130P117      809  1,348,400 SH      DEFINED     01    1,348,400
RAM ENERGY RESOURCES INC            COM              75130P109    6,361  1,373,890 SH      DEFINED     01    1,373,890
RELIANT ENERGY INC                  COM              75952B105    3,556    175,000 SH      DEFINED     01      175,000
RESOURCE CAP CORP                   COM              76120W302      787     50,000 SH      DEFINED     01       50,000
SEARS HOLDING CORP                  COM              812350106    9,008     50,000 SH      DEFINED     01       50,000
SELECT SECTOR SPDR TR SBI INT-FINL  COM              81369Y605   29,608    800,000 PUT     DEFINED     01      800,000
SOUTHERN UNION                      COM              844030106   21,668    713,000 SH      DEFINED     01      713,000
STATION CASINOS INC                 COM              857689103   45,240    520,000 CALL    DEFINED     01      520,000
STRATEGIC HOTELS & RESORTS          COM              86272T106    5,283    231,000 SH      DEFINED     01      231,000
THERMO FISHER SCIENTIFIC INC        COM              883556102   11,688    250,000 SH      DEFINED     01      250,000
TXU CORP                            COM              873168108   18,204    284,000 SH      DEFINED     01      284,000


UNIVERSAL COMPRESSION HLDG          COM              913431102   14,923    220,500 SH      DEFINED     01      220,500
VALEANT PHARMACEUTICALS IN'L        COM              91911X104    2,109    122,000 SH      DEFINED     01      122,000
WARNER CHILCOTT                     COM              G9435N108    3,021    204,000 SH      DEFINED     01      204,000
WINSTON HOTELS INC                  COM              97563A102    7,891    525,000 SH      DEFINED     01      525,000

                                             45               1,118,763



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